SHARE BASED COMPENSATION - Share options repricing (Details) - ¥ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions used to calculate the estimated fair value of the share options
Weighted-average grant-date fair value of the share options granted		¥ 20.12	¥ 35.88	¥ 38.29	¥ 69.34
Risk-free interest rate, Maximum (as a percent)	0.84%	0.27%	1.47%	2.53%	2.98%
Risk-free interest rate, Minimum (as a percent)	1.61%	1.47%	0.27%	1.79%	2.45%
Volatility, Minimum (as a percent)	113.60%	48.80%	48.80%	43.40%	43.50%
Volatility, Maximum (as a percent)	116.00%	59.50%	59.50%	55.30%	48.30%
Dividend yield (as a percent)			0.00%	0.00%	0.00%
Exercise multiples	2.2
Life of option (years)	5 years
Minimum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.2	2.2	2.2	2.2	2.2
Life of option (years)		2 years 6 months	2 years 6 months	4 years	4 years
Maximum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.8	2.8	2.8	2.8	2.8
Life of option (years)		6 years	6 years	6 years	6 years